SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company’s reporting segments are Annuities, P&C and Corporate and Other. As a result of our acquisition of Just and the strategic repositioning of our life insurance business, we reorganized and changed our internal segments in a manner that caused the composition of our reporting segments to change in the second quarter of 2026. Previously, our reporting segments included Life Insurance. We have restated all applicable comparative information.
These segments are regularly reviewed by the Company’s chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and assessing its performance. The Company’s CODM has been identified as the Chief Executive Officer and the Chief Financial Officer.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings (“DOE”). DOE provides the CODM with insights on capital allocation and investment strategies, as well as product mix and pricing of insurance products offered by the Annuities, P&C and Corporate and Other segments.
DOE is calculated as net income after applicable taxes excluding the impact of depreciation and amortization, deferred income taxes related to basis and other changes, and breakage and transaction costs, as well as certain investment and insurance reserve gains and losses, including gains and losses related to asset and liability matching strategies, non-operating adjustments related to changes in cash flow assumptions for future policy benefits and change in market risk benefits, and is inclusive of returns on equity invested in certain variable interest entities and the Company’s share of adjusted earnings from investments in certain associates. DOE allows the CODM to evaluate the Company’s segments on the basis of return on invested capital generated by its operations and allows the Company to evaluate the performance of its segments.
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE THREE MONTHS ENDED JUN. 30, 2026 US$ MILLIONS	Annuities	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$1,368	$538	$—
Net investment income, including reinsurance funds withheld	2,101	103	57
Segment revenues(1)(2)	3,469	641	57	$4,167
Policyholder benefits, net	(1,867)	(345)	—
Interest sensitive contract benefits, excluding index credits	(635)	—	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(207)	(96)	—
Other insurance and reinsurance expenses(3)	(91)	—	—
Operating expenses, excluding transaction costs	(125)	(89)	(34)
Interest expense	—	—	(141)
Income tax expense, net	—	—	(73)
Segment DOE	$544	$111	$(191)	$464
Other DOE(4)				24
Depreciation and amortization expenses				(50)
Deferred income tax recovery relating to basis and other changes				38
Transaction costs				(109)
Mark-to-market losses on investments, including reinsurance funds withheld				(102)
Mark-to-market losses on insurance contracts and other net assets				(116)
Net income				$149
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(1)For the three months ended June 30, 2026, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market losses on investments, including reinsurance funds withheld” in the tables above, as well as net premiums and other policy related revenues from other insurance businesses that do not meet the definition of reportable segments under ASC 280.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) on the statements of operations.
(4)Other includes DOE related to businesses that do not meet the definition of reportable segments under ASC 280, including the Life Insurance business.

FOR THE THREE MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$493	$633	$—
Net investment income, including reinsurance funds withheld	1,345	109	71
Segment revenues(1)(2)	1,838	742	71	$2,651
Policyholder benefits, net	(442)	(474)	—
Interest sensitive contract benefits, excluding index credits	(500)	—	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(225)	(127)	—
Other insurance and reinsurance expenses(3)	(122)	—	—
Operating expenses, excluding transaction costs	(139)	(76)	(19)
Interest expense	—	—	(82)
Income tax expense, net	—	—	(87)
Segment DOE	$410	$65	$(117)	$358
Other DOE(4)				40
Depreciation and amortization expenses				(52)
Deferred income tax expense relating to basis and other changes				(4)
Transaction costs				(14)
Mark-to-market gains on investments, including reinsurance funds withheld				237
Mark-to-market losses on insurance contracts and other net assets				(49)
Net income				$516

FOR THE SIX MONTHS ENDED JUN. 30, 2026 US$ MILLIONS	Annuities	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$1,628	$1,061	$—
Net investment income, including reinsurance funds withheld	3,588	206	115
Segment revenues(1)(2)	5,216	1,267	115	$6,598
Policyholder benefits, net	(2,136)	(681)	—
Interest sensitive contract benefits, excluding index credits	(1,235)	—	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(393)	(171)	—
Other insurance and reinsurance expenses(3)	(200)	—	—
Operating expenses, excluding transaction costs	(252)	(180)	(66)
Interest expense	—	—	(233)
Income tax expense, net	—	—	(169)
Segment DOE	$1,000	$235	$(353)	$882
Other DOE(4)				44
Depreciation and amortization expenses				(103)
Deferred income tax recovery relating to basis and other changes				174
Transaction costs				(155)
Mark-to-market losses on investments, including reinsurance funds withheld				(997)
Mark-to-market losses on insurance contracts and other net assets				(298)
Net loss				$(453)
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(1)For the three months ended June 30, 2025 and six months ended June 30, 2026, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market gains (losses) on investments, including reinsurance funds withheld” in the tables above, as well as net premiums and other policy related revenues from other insurance businesses that do not meet the definition of reportable segments under ASC 280.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) on the statements of operations.
(4)Other includes DOE related to businesses that do not meet the definition of reportable segments under ASC 280, including the Life Insurance business.

FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$1,045	$1,281	$—
Net investment income, including reinsurance funds withheld	2,666	213	141
Segment revenues(1)(2)	3,711	1,494	141	$5,346
Policyholder benefits, net	(973)	(910)	—
Interest sensitive contract benefits, excluding index credits	(984)	—	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(447)	(237)	—
Other insurance and reinsurance expenses(3)	(214)	—	—
Operating expenses, excluding transaction costs	(261)	(164)	(48)
Interest expense	—	—	(162)
Income tax recovery (expense), net	—	—	(183)
Segment DOE	$832	$183	$(252)	$763
Other DOE(4)				72
Depreciation and amortization expenses				(116)
Deferred income tax recovery relating to basis and other changes				179
Transaction costs				(55)
Mark-to-market gains on investments, including reinsurance funds withheld				27
Mark-to-market losses on insurance contracts and other net assets				(636)
Net income				$234
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(1)For the six months ended June 30, 2025, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market gains on investments, including reinsurance funds withheld” in the tables above, as well as net premiums and other policy related revenues from other insurance businesses that do not meet the definition of reportable segments under ASC 280.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) on the statements of operations.
(4)Other includes DOE related to businesses that do not meet the definition of reportable segments under ASC 280, including the Life Insurance business.
The Company’s Annuities segment offers annuity-based products to individuals and institutions. Total premium revenues recorded within the Annuities segment for the three and six months ended June 30, 2026 and 2025 were primarily from PRT transactions with institutions in the U.S., the U.K. and Canada and included certain retail annuities from Just. Premiums received from retail annuities in the U.S. are generally recorded as deposits and are not included in net premiums.
Our P&C segment provides a broad range of P&C products through Clearbrook, which include coverage for property, casualty, specialty and other. Total earned premiums within this segment for the three and six months ended June 30, 2026 and 2025 were primarily from transactions with U.S.-based individuals and institutions.
Lastly, the Corporate and Other segment’s revenue is mainly from investment income earned on investments warehoused by the Company prior to their transfer into its insurance investment portfolios, net of associated borrowing costs.
In addition to DOE, the CODM also monitors the assets, including investments accounted for using the equity method, liabilities and equity attributable to each segment.

AS OF JUN. 30, 2026 US$ MILLIONS	Annuities	P&C	Corporate & Other	Segment Total(1)
Assets	$172,625	$12,294	$12,169	$197,088
Liabilities	160,190	8,302	11,944	180,436
Equity	12,435	3,992	225	16,652

AS OF DEC. 31, 2025 US$ MILLIONS	Annuities	P&C	Corporate & Other	Segment Total(1)
Assets	$125,612	$12,780	$10,053	$148,445
Liabilities	116,549	8,936	6,171	131,656
Equity	9,063	3,844	3,882	16,789
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(1)The difference from our consolidated total assets, liabilities and equity represents balances attributable to businesses that do not meet the definition of reportable segments under ASC 280, including the Life Insurance business.
The following table shows the breakdown of total assets by jurisdiction.

AS OF US$ MILLIONS	June 30, 2026	December 31, 2025
U.S.	$143,145	$141,613
U.K.	46,245	264
Canada	8,530	5,582
Bermuda and others	7,784	9,722
Total assets	$205,704	$157,181
The breakdown of total revenue by jurisdiction follows.

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
U.S.	$2,331	$2,570	$4,603	$5,087
U.K.	1,313	3	1,327	2
Bermuda	32	105	86	84
Canada	436	61	502	155
Other	105	298	(645)	327
Total revenue	$4,217	$3,037	$5,873	$5,655